Revenue (Details) - DKK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue
Revenue	kr 5,281	kr 3,553
Janssen
Revenue
Revenue	4,206	2,846
AbbVie
Revenue
Revenue		245
Roche
Revenue
Revenue	390	162
Novartis (Arzaerra/Ofatumumab)
Revenue
Revenue	305	73
BioNTech
Revenue
Revenue	231	171
Seagen
Revenue
Revenue	138	56
Other collaboration partners
Revenue
Revenue	11
Royalties
Revenue
Revenue	4,727	2,595
Royalties | DARZALEX
Revenue
Revenue	4,024	2,360
Royalties | TEPEZZA
Revenue
Revenue	390	162
Royalties | Kesimpta
Revenue
Revenue	296	72
Royalties | Other Royalty Product
Revenue
Revenue	17	1
Reimbursement income
Revenue
Revenue	287	227
Milestone payments
Revenue
Revenue	176	kr 731
Collaboration revenue
Revenue
Revenue	kr 91